LONG-TERM INVESTMENTS	12 Months Ended
Sep. 30, 2020
LONG-TERM INVESTMENTS
11.	LONG-TERM INVESTMENTS
Long-term investments consisted of the following:

	As of September 30,
	2019	2020
	US$	US$
Equity securities without readily determinable fair value:
Beijing teacheredu.cn Science & Technology Co., Ltd. (“Beijing teacheredu”) (a)	11,199	11,789

Other equity securities without readily determinable fair value	762	1,473
Equity method investments:
Beijing Champion Yuanjian Education Technology Co., Ltd. (“Yuanjian”) (b)	2,488	3,012

Other equity method investments (c)	2,590	941
Available-for-sale securities investments:
Chongqing Moses Robots Co., Ltd. (“Chongqing Moses Robots”) (d)	4,617	5,597
Beijing Niuke Technology Co., Ltd (“Niuke Technology”) (e)	2,434	2,353
Other available-for-sale investments (f)	1,289	1,159

Total	25,379	26,324

(a)
In December 2017, the Group entered into a share transfer agreement with certain shareholders of Beijing teacheredu, an organization specialized in teacher’s continuing education, to purchase 14.5% equity interest for a consideration of RMB80.0 million (US$11,119). The Group accounted for the equity investments using the measurement alternative when the equity method is not applicable and there is no readily determinable fair value for the investments.
In October 2020, Beijing teacheredu completed its share issuance plan and the equity interest held by the Group was reduced from 14.5% to 13.8%. For the years ended September 30, 2018, 2019 and 2020, no impairment loss was recorded in regard to the investment.

(b)
On December 29, 2018, the Group entered into a Share Transfer Agreement with Beijing Zhengbao TongChuang Technology Co., Ltd (“TongChuang”) and Beijing Zhengbao TongCheng Co., Ltd (“TongCheng”), to transfer 60% equity interest of Champion Tax Advisory to its key employees, for a total consideration of RMB35.9 million (US$5,020) (refer to
N
ote 17). Upon the completion of the share transfer, the Group holds 40% of  Champion Tax Advisory, which was subsequently renamed as Yuanjian. The Group maintains significant influence over Yuanjian, and therefore, the remaining 40% equity interest retained was accounted for as an equity method investment. During the years ended September 30, 2019 and 2020, the Group recorded share of net
(
loss
)
income amounting
 to
US$
(
658
)
and US$386, respectively.

(c)
The other equity method investments represent several insignificant investments classified as equity method investments as of September 30, 2019 and 2020. During the years ended September 30, 2018, 2019 and 2020, the Group recorded share of net income
(
loss
)
amounting
 to
US$61, US$
(
47
)
and US$
(
941
)
, respectively. During the years ended September 30,
2018,
2019 and 2020, the Group recorded impairment loss from long-term investments amounting to nil,
nil and US$910
, respectively
.

(d)
In November 2017, the Group entered into a capital contribution agreement with Chongqing Moses Robots, an industrial automation solution provider, and its shareholders to purchase 10.0% equity interest for a consideration of RMB10.0 million (US$1,503), with certain redemption features. The investment was classified as available-for-sale security as the Group determined that the shares were debt securities in nature due to the redemption features and measured the investment subsequently at fair value. Chongqing Moses Robots did not achieve pre-agreed performance target, as a result, one of the redemption events was triggered. As part of the redemption process, the Group and the investee agreed to exchange the cash redemption for a 5% additional equity interest issued by the founding shareholders to the Group. As a result, the Group further increased its equity interest in Chongqing Moses Robots to 15%. Unrealized holding gain of US$1,070 and US$626 was reported in other comprehensive loss for the years ended September 30, 2019 and 2020, respectively.

(e)
In September 2016, the Group purchased 8.5% equity in Niuke Technology for RMB4.3 million (US$639). In April 2018, Niuke Technology issued additional shares of which the Group subscribed additional 3% equity interest for RMB4.5 million (US$655), resulting in a 10.65% stake of total ownership. The Group accounted for both the initial and subsequent investments as available-for-sale as the Group determined that the shares were debt securities in nature due to certain redemption features. The Group initially and subsequently measured the investment at fair value. Unrealized holding gain (loss) of US$170 and US$(178) were reported in other comprehensive income
(loss) for the years ended September 30, 2019 and 2020, respectively.

(f)
Other investments represent several insignificant investments classified as available-for-sale investments as of September 30, 2019 and 2020. Unrealized holding gains (loss) of US$135 and US$(130) were reported in other comprehensive
i
ncome
(loss) for the years ended September 30, 2019 and 2020, respectively.